Long-Term Debt - Summary of Company's Current Debt Portfolio (Parenthetical) (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Dec. 31, 2011 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2011 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Apr. 25, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	Dec. 31, 2011 2.125% Convertible Senior Notes, due July 2012 [Member]	Dec. 31, 2012 Term Note [Member]	Dec. 31, 2012 Term Note [Member]	Dec. 31, 2011 Term Note [Member]	Sep. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Sep. 30, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 Term Note Due December Twenty Seventeen [Member]
Debt Instrument [Line Items]
Aggregate principal Convertible Senior Notes			$ 300,000,000			$ 125,000,000	$ 125,000,000	$ 125,000,000					$ 225,000,000			$ 300,000,000
Debt Instrument Maturity Date	April 2018	April 2018		April 2018	April 2018		July 2012	July 2012				August 2020		April 2018	April 2018		December 2017
Debt Instrument issuance date	March 22, 2010	March 22, 2010		April 25, 2012	April 25, 2012
Debt instrument fixed interest rate	9.125%	9.125%		9.125%	9.125%		2.125%	2.125%				7.50%	7.50%	9.125%	9.125%
Net unamortized discount								3,277,000
Amortization Term Loan									$ 6,000,000	$ 2,500,000
LIBOR Plus										3.21%	3.55%